Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Company's Operating Subsidiaries, Operating VIE and Operating VIE Subsidiaries

As of December 31, 2016, the Company’s operating subsidiaries, operating VIE and operating VIE subsidiaries were as follows:

Operating Subsidiaries	Equity interests held	Place and Date of Incorporation
Gridsum Holding (China) Limited	100%	Hong Kong, July 2014
Dissector (Beijing) Technology Co., Ltd.	100%	PRC, October 2014

Operating VIE	Economic interests held	Place and Date of Incorporation
Gridsum Holding (Beijing) Co., Ltd	100%	PRC, August 2014

Operating VIE Subsidiaries	Economic interests held	Place and Date of Incorporation
Beijing Gridsum Technology Co., Ltd.	100%	PRC, December 2005
Beijing Moment Everlasting Ad Co., Ltd.	100%	PRC, January 2011
Guoxinjunhe (Beijing) Technology Co., Ltd.	100%	PRC, April 2012
Beijing Yunyang Ad Co., Ltd.	100%	PRC, March 2013
Beijing Guoxinwangyan Technology Co., Ltd.	80%	PRC, August 2015
Beijing Gridsum Yizhun Technology Co., Ltd	100%	PRC, February 2016

Consolidated Financial Information of VIEs and VIE Subsidiaries including Inter-Group Transactions with Other Entities in Group

The consolidated financial information of the VIEs and VIE subsidiaries, including the inter-group transactions with other entities in the Group, has been included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Cash and cash equivalents	166,421	76,766
Accounts receivable, net	279,537	412,301
Prepayments and other current assets	100,905	152,787
Property, equipment and software, net	36,243	56,107
Other non-current assets	4,558	3,947

Total assets	587,664	701,908

Short-term bank loans	—	65,093
Accounts payable	103,289	12,150
Amounts due to related parties	248,982	160,903
Salary and welfare payables	32,887	54,172
Taxes payable	16,484	66,589
Deferred revenues	31,308	50,110
Advances from customers	104,605	106,570
Accrued expenses and other current liabilities	68,454	49,746

Total liabilities	606,009	565,333

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues	124,520	278,114	579,594
Net income/(loss)	(32,462)	55,694	154,920

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net cash provided by/(used in) operating rating activities	4,773	129,026	(109,738)
Net cash used in investing activities	(25,931)	(20,425)	(42,468)
Net cash provided by/(used in) financing activities	4,000	(4,000)	62,551